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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

             Report for the Calendar Year or Quarter Ended June 30, 2000

               (Please read instructions before preparing form.)

If amended report check here:  [x]

TD Waterhouse Asset Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

100 Wall Street, New York, NY 10005
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)

Michele R. Teichner, 212-908-7537, Senior Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal
               Violations. See U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 3 day of August, 2000.

In the initial filing the EDGAR filer codes were those of the TD Waterhouse Dow 30 Fund. This amended filing has been executed with the EDGAR filer codes of TD Waterhouse Asset Management, Inc.


                                        TD Waterhouse Asset Management, Inc.
                                        ------------------------------------
                                        (Name of Institutional Investor)

                                        /s/ Michele R. Teichner
                                        ------------------------------------
                                        (Manual Signature of Person Duly
                                         Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing the report): (List in alphabetical order).

13F File Numbers with be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:  Name:                     13F File No.:

1. ___________________________________  6._____________________________________

2. ___________________________________  7._____________________________________

3. ___________________________________  8._____________________________________

4. ___________________________________  9._____________________________________

5. ___________________________________ 10._____________________________________


                                                                 SEC 1685 (5/91)

                                    FORM 13F

Page 1 of 3     Name of Reporting Manager   TD Waterhouse Asset Management, Inc.


13F  -   06/30/2000                                                                                    S.E.C. USE ONLY

    ITEM 1                       ITEM 2        ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE

AT&T CORP.                   COM               001957109        2,940     92,957 SH         SOLE                   SOLE
ALCOA INC.                   COM               013817101        2,696     92,957 SH         SOLE                   SOLE
AMERICAN EXPRESS COMPANY     COM               025816109        4,845     92,957 SH         SOLE                   SOLE
BOEING CO.                   COM               097023105        3,887     92,957 SH         SOLE                   SOLE
CATERPILLAR INC. DEL         COM               149123101        3,149     92,957 SH         SOLE                   SOLE
CITIGROUP INC.               COM               172967101        5,601     92,957 SH         SOLE                   SOLE
COCA COLA CO.                COM               191216100        5,339     92,957 SH         SOLE                   SOLE
DISNEY WALT CO.              COM DISNEY        254687106        3,608     92,957 SH         SOLE                   SOLE
DU PONT EI DE NEMOURS & CO.  COM               263534109        4,067     92,957 SH         SOLE                   SOLE
EASTMAN KODAK CO.            COM               277461109        5,531     92,957 SH         SOLE                   SOLE
EXXON MOBIL CORP.            COM               30231G102        7,297     92,957 SH         SOLE                   SOLE
GENERAL ELEC CO.             COM               369604103        4,927     92,957 SH         SOLE                   SOLE
GENERAL MTRS CORP.           COM               370442105        5,397     92,957 SH         SOLE                   SOLE
HEWLETT PACKARD CO.          COM               428236103       11,608     92,957 SH         SOLE                   SOLE

COLUMN TOTALS                                                  70,892



Page 2 of 3       Name of Reporting Manager TD Waterhouse Asset Management, Inc.

    ITEM 1                       ITEM 2        ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE

HOME DEPOT INC.              COM              437076102         4,642     92,957 SH         SOLE                   SOLE
HONEYWELL INTL INC.          COM              438516106         3,131     92,957 SH         SOLE                   SOLE
INTEL CORP.                  COM              458140100        12,427     92,957 SH         SOLE                   SOLE
INTERNATIONAL BUSINESS MACHS COM              459200101        10,184     92,957 SH         SOLE                   SOLE
INTL PAPER CO.               COM              460146103         2,771     92,957 SH         SOLE                   SOLE
JOHNSON & JOHNSON            COM              478160104         9,470     92,957 SH         SOLE                   SOLE
MCDONALDS CORP.              COM              580135101         3,062     92,957 SH         SOLE                   SOLE
MERCK & CO INC.              COM              589331107         7,123     92,957 SH         SOLE                   SOLE
MICROSOFT CORP.              COM              594918104         7,436     92,957 SH         SOLE                   SOLE
MINNESOTA MNG & MFG CO.      COM              604059105         7,669     92,957 SH         SOLE                   SOLE
MORGAN JP & CO INC.          COM              616880100        10,237     92,957 SH         SOLE                   SOLE
PHILIP MORRIS COS INC.       COM              718154107         2,469     92,957 SH         SOLE                   SOLE
PROCTER & GAMBLE CO.         COM              742718109         5,322     92,957 SH         SOLE                   SOLE
SBC COMMUNICATIONS INC.      COM              78387G103         4,020     92,957 SH         SOLE                   SOLE

COLUMN TOTALS                                                  89,963




Page 3 of 3       Name of Reporting Manager TD Waterhouse Asset Management, Inc.

    ITEM 1                       ITEM 2        ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE

UNITED TECHNOLOGIES CORP.    COM              913017109         5,473     92,957 SH         SOLE                   SOLE
WAL MART STORES INC.         COM              931142103         5,357     92,957 SH         SOLE                   SOLE

COLUMN TOTALS
FOR PAGES 1-3                                                 171,685
